Employee Benefit Plans (Asset Class) (Details) - Defined benefit pension plans	Dec. 31, 2022
Short-term securities | Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	0.00%
Short-term securities | Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	0.05%
Fixed income | Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	0.35%
Fixed income | Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	0.50%
Fixed income | Non-Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	0.30%
Fixed income | Non-Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	0.50%
Equities: Canadian | Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	0.07%
Equities: Canadian | Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	0.17%
Equities: Non-Canadian | Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	0.36%
Equities: Non-Canadian | Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	0.60%
Equities: Non-Canadian | Non-Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	0.50%
Equities: Non-Canadian | Non-Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	0.70%